COMMITMENTS AND CONTINGENCIES (Details)		1 Months Ended
	Jan. 01, 2022	Jan. 31, 2022 CAD ($)	Sep. 30, 2019 CAD ($)	Feb. 28, 2019 CAD ($)	Apr. 30, 2016	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 31, 2018 CAD ($)	Mar. 31, 2018 CAD ($)	Apr. 30, 2006 CAD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accruals for royalty payments						$ 0	$ 0
Term of agreement					3 years
Funding commitment			$ 2,630,000	$ 2,130,000					$ 1,130,000	$ 892,500
Additional term of agreement	3 years		1 year	2 years
UBC and the Vancouver Coastal Health Authority Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Funding commitment		$ 5,030,000
Additional term of agreement		2 years
UBC Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accruals for royalty payments						0	0
University Health Network Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accruals for royalty payments						$ 0	$ 0	$ 0
Maximum milestone payments											$ 635,000